UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the semi-annual distribution period from
July 1, 2023 to February 29, 2024
Commission File Number of issuing entity: 333-270078-01
Central Index Key Number of issuing entity: 0001967097

Atmos Energy Kansas Securitization I, LLC
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor and sponsor: 001-10042
Central Index Key Number of depositor and sponsor: 0000731802

Atmos Energy Corporation
(Exact name of depositor and sponsor as specified in its charter)
Ashley Burton, Associate General Counsel
(972) 855-3789
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	92-1021026
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

1800 Three Lincoln Centre 5430 LBJ Freeway
Dallas, Texas	75240
(Address of principal executive offices of the issuing entity)	(Zip Code)
Registrant’s telephone number, including area code (972) 934-9227
Not Applicable
(Former name, former address, if changed since last report)
Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2023-A Senior Secured Securitized Utility Tariff Bonds	☐	☐	☒
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.
The record date for distributions described in Exhibit 99.1 is February 29, 2024.
Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus relating to the Series 2023-A Senior Secured Securitized Utility Tariff Bonds (the "Bonds"), of Atmos Energy Kansas Securitization I, LLC (the "Issuing Entity"), dated and filed with the Securities and Exchange Commission pursuant to Rule 424(b)(1) of the Securities Act of 1933 on June 14, 2023.
As indicated in Exhibit 99.1, interest and principal payments on the Bonds have been made with respect to the March 1, 2024 distribution date.
Item 1A. Asset-Level Information.
Omitted pursuant to General Instruction C of Form 10-D.
Item 1B. Asset Representations Reviewer and Investor Communication.
Omitted pursuant to General Instruction C of Form 10-D.
PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.
Item 3. Sales of Securities and Use of Proceeds.
None.
Item 4. Defaults Upon Senior Securities.
Omitted pursuant to General Instruction C of Form 10-D.
Item 5. [Reserved]
Item 6. Significant Obligors of Pool Assets.
Omitted pursuant to General Instruction C of Form 10-D.
Item 7. Change in Sponsor Interest in the Securities.
None.
Item 8. Significant Enhancement Provider Information.
Omitted pursuant to General Instruction C of Form 10-D.
Item 9. Other Information.
Omitted pursuant to General Instruction C of Form 10-D.

Item 10. Exhibits.
(a)Documents filed as a part of this report:
99.1     Semi-annual Servicer's Certificate relating to the Bonds, dated February 23, 2024
(b)Exhibits required by this Form and Item 601 of Regulation S-K:

Exhibit Number	Description	Page Number or Incorporation by Reference to

3.1	Certificate of Formation of Atmos Energy Kansas Securitization I, LLC	Exhibit 3.1 to Atmos Energy Kansas Securitization I, LLC’s Form SF-1 dated February 28, 2023 (File No. 333-270078-01)

3.2	Amended and Restated Limited Liability Company Agreement of Atmos Energy Kansas Securitization I, LLC, dated as of May 26, 2023	Exhibit 3.3 to Atmos Energy Kansas Securitization I, LLC’s Form SF-1/A dated May 30, 2023 (File No. 333-270078-01)

4.1	Indenture by and among Atmos Energy Kansas Securitization I, LLC, U.S. Bank Trust Company, National Association, as Indenture Trustee, and U.S. Bank National Association, as Securities Intermediary (including the form of the Bonds and the Series Supplement), dated as of June 20, 2023	Exhibit 4.1 to Atmos Energy Kansas Securitization I, LLC’s Form 8-K dated June 20, 2023 (File No. 333-270078-01)

4.2	Series Supplement by and among Atmos Energy Kansas Securitization I, LLC and U.S. Bank Trust Company, National Association, as Indenture Trustee, and U.S. Bank National Association, as Securities Intermediary, dated as of June 20, 2023	Exhibit 4.2 to Atmos Energy Kansas Securitization I, LLC’s Form 8-K dated June 20, 2023 (File No. 333-270078-01)

10.1	Securitized Utility Tariff Property Servicing Agreement between Atmos Energy Kansas Securitization I, LLC and Atmos Energy Corporation, as Servicer, dated as of June 20, 2023	Exhibit 10.1 to Atmos Energy Kansas Securitization I, LLC’s Form 8-K dated June 20, 2023 (File No. 333-270078-01)

10.2	Securitized Utility Tariff Property Purchase and Sale Agreement between Atmos Energy Kansas Securitization I, LLC and Atmos Energy Corporation, as Seller, dated as of June 20, 2023	Exhibit 10.2 to Atmos Energy Kansas Securitization I, LLC’s Form 8-K dated June 20, 2023 (File No. 333-270078-01)

10.3	Administration Agreement between Atmos Energy Kansas Securitization I, LLC and Atmos Energy Corporation, as Administrator, dated as of June 20, 2023	Exhibit 10.3 to Atmos Energy Kansas Securitization I, LLC’s Form 8-K dated June 20, 2023 (File No. 333-270078-01)

99.1	Semi-annual Servicer's Certificate relating to the Bonds, dated February 23, 2024

SIGNATURES
Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:	March 8, 2024		Atmos Energy Kansas Securitization I, LLC
(Issuing Entity)

		By:	Atmos Energy Corporation, as Servicer

/s/ Christopher T. Forsythe
Christopher T. Forsythe
Senior Vice President and
Chief Financial Officer
(Senior Officer in Charge of the Servicing Function)